Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Amounts Due to and from CMA CGM Companies

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2014	December 31, 2013
Amounts due to CMA CGM companies presented within current liabilities	$2,366	$1,969

Amounts due from CMA CGM companies presented within current assets	$1,183	$7,006

Summary of Revenues Generated from Charters to CMA CGM	Revenues generated from charters to CMA CGM are summarized as follows:

	Year ended December 31,
	2014	2013	2012
Revenue generated from charters to CMA CGM	$133,426	$143,212	$153,205